Goodwill and Intangible Assets (Gross Carrying Amount Accumulated Amortization and Net Carrying Amount of Intangible Assets) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016
Intangible Assets by Major Class [Line Items]
Gross carrying amount		¥ 129,793	¥ 76,813
Gross carrying amount		9,061	9,224
Net carrying amount		9,061	9,224
Gross carrying amount		138,854	86,037
Accumulated amortization		44,707	37,386
Net carrying amount		85,086	39,427
Net carrying amount		94,147	48,651
Customer relationships
Intangible Assets by Major Class [Line Items]
Gross carrying amount	[1]	126,979	73,949
Accumulated amortization	[1]	42,517	35,178
Net carrying amount	[1]	84,462	38,771
Other
Intangible Assets by Major Class [Line Items]
Gross carrying amount		2,814	2,864
Accumulated amortization		2,190	2,208
Net carrying amount		¥ 624	¥ 656

[1]	Customer relationships were acquired in connection with the merger of MHSC and Shinko on May 7, 2009 and the integration among asset management companies on October 1, 2016, see Note 3 "Business combination" for further details of the integration among asset management companies. See Note 1 "Basis of presentation and summary of significant accounting policies" for further information.